Organization	12 Months Ended
Dec. 31, 2024
Organization [Abstract]
Organization

1. Organization

SAIHEAT LIMITED, formerly known as SAI.TECH Global Corporation, TradeUP Global Corporation (the “Company” or “SAI.TECH”), was incorporated in the Cayman Islands on February 2, 2021. The Company, through its subsidiaries, is primarily engaged in sales of crypto assets mining machines and sale of outdoor computing infrastructure container to end customers, specialized hosting service to crypto asset mining customers, digital mining and mining pool service and other service globally.

a. Reverse recapitalization

On April 29, 2022, the Company consummated the previously announced business combination (the “Business Combination”) with SAITECH Limited, a Singapore based digital mining operator. Following the closing of the Business Combination, SAITECH Limited became a wholly owned subsidiary of TradeUP Global Corporation (“TradeUP”), which subsequently renamed to “SAI.TECH Global Corporation”. The transaction is accounted for as a recapitalization, SAITECH Limited is determined as the predecessor and the historical financial statements of SAITECH Limited became the Company’s historical financial statements, with retrospective adjustments to give effect of the recapitalization. The equity is restated using the exchange ratio of 0.13376 established in the recapitalization transaction, which is $188 million and $10.00 per share (the “exchange ratio”) divided by 140,551,496 (total ordinary shares outstanding of SAITECH Limited), and together with holders of 3,492,031 TradeUP Class A Ordinary Shares, remaining after the redemption of 2,071,735 shares, received 3,492,031 Class A Ordinary Shares, holders of 272,247 TradeUP Class B Ordinary Shares received 272,247 Class A Ordinary Shares, and holders of 2,244,493 TradeUP Warrants received Warrants to purchase 2,244,493 Class A Ordinary Shares, to reflect the equity structure of the Company.

Following completion of the Business Combination, holders of 28,000,000 SAITECH Limited Class A Ordinary Shares, remaining after the redemption of 24,254,751 shares, received 3,745,249 Class A Ordinary Shares, holders of 2,040,816 SAITECH Limited Series Seed Preferred Shares, remaining after the redemption of 1,767,838 shares, received 272,978 Class A Ordinary Shares, holders of 7,288,630 SAITECH Limited Series Angel Preferred Shares, remaining after the redemption of 6,313,711 shares, received 974,919 Class A Ordinary Shares, holders of 14,599,115 SAITECH Limited Series Pre-A Preferred Shares, remaining after the redemption of 12,646,352 shares, received 1,952,763 Class A Ordinary Shares, and holders of 16,622,935 SAITECH Limited Series A Preferred Shares, remaining after the redemption of 14,399,469 shares, received 2,223,466 Class A Ordinary Shares.

There is an aggregate of 12,933,653 Class A Ordinary Shares issued and outstanding, and 2,244,493 Class A Ordinary Shares issuable upon the exercise of the warrants to purchase Class A Ordinary Shares outstanding, with an exercise price of $11.50 per share.

Loss/(income) per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio. The par value of ordinary shares remained $0.0001, the subscription receivable was adjusted retrospectively from negative $9 to $nil, and the difference was adjusted retrospectively as in addition paid-in capital as of December 31, 2022 and then after. The preferred shares which were presented in mezzanine equities and Series Seed Preferred Shares were adjusted retrospectively into Class A ordinary shares and additional paid-in capital as of December 31, 2022 and then after.

The consolidated statements of changes in equity for the years ended December 31, 2021 and 2020 were also adjusted retrospectively to reflect these changes. The weighted average number of ordinary shares outstanding used in computing net loss per ordinary share — basic and diluted was adjusted retrospectively from 93,061,216 to 18,800,009 for the years ended December 31, 2021 and 2020. The loss per share before and after the retrospective adjustments are as follows.

	Year Ended December 31,
	2020		2021
	Before adjustment	After adjustment	Before adjustment	After adjustment
Net loss per share attributable to ordinary shareholders of SAI.TECH Global Corporation.
– Basic and diluted	—	—	(0.0019)	(1.4274)
Weighted average shares used in calculating net loss per share
– Basic and diluted	93,061,216	12,447,760	93,061,216	12,447,760

b. Reorganization

Prior to the Business Combination, SAITECH undertook a series of steps as follows to restructure its business (the “Reorganization”):

The Company incorporated Superlative Accelerating Infinite Limited (“Superlative Accelerating”) under the laws of the British Virgin Islands and Superlative Accelerating incorporated Silicon Asset Investment Limited (“Silicon Asset”) under the laws of Hong Kong, as its wholly owned subsidiary, in April 2021. In April 2021, Silicon Asset incorporated a wholly owned subsidiary, Hangzhou Dareruohan Technology Co., Ltd. (“SAIH WOFE”) in Hangzhou, the PRC.

Effective on April 22, 2021, the Company acquired control over Beijing SAIH and its subsidiary, Xinjiang Silicon Substrate Heating Power Co., Ltd. (“Xinjiang Silicon”) by entering into a series of contractual agreements (the “VIE Agreements”). The VIE Agreements enable SAIH WOFE to (i) have power to direct the activities that most significantly affect the performance of Beijing SAIH, and (ii) receive the benefits of Beijing SAIH that could be significant to Beijing SAIH. SAIH WOFE is fully and exclusively responsible for the management of Beijing SAIH, absorbs all risk of losses of Beijing SAIH and has the exclusive right to exercise all voting rights of Beijing SAIH’s shareholders. Therefore, in accordance with ASC 810 “Consolidation”, SAIH WOFE is considered as the primary beneficiary of Beijing SAIH and its subsidiary and has consolidated Beijing SAIH’s assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements. Beijing SAIH is controlled by the same shareholder since incorporation and after the reorganization. Accordingly, Beijing SAIH became the VIE of the Company and the Company, through its wholly owned subsidiaries, Superlative Accelerating, Silicon Asset and SAIH WOFE, become the primary beneficiary of Beijing SAIH and its subsidiary (the “Reorganization”).

Since the Company, its wholly owned subsidiaries and the VIE were effectively controlled by the same shareholders immediately before and after the Reorganization completed on April 22, 2021, as described above, the Reorganization was accounted for as a recapitalization. As a result, the consolidation of the Company, its subsidiaries and the VIE has been accounted for at historical cost, as a transaction between entities under common control in a manner similar to polling of interest for the year ended December 31, 2020.

On August 31, 2021, the Company terminated the VIE Agreements. As a result, the corporate structure of the Company no longer contains a VIE structure starting from August 31, 2021.

On March 17, 2025, the Company effected a reverse stock split at a ratio of 15-to-1. All the shares and share price in the accompanying consolidated financial statements and notes have been retrospectively adjusted to reflect the effect of the reverse stock split (see Note 18 ).

c. Subsidiaries

As of December 31, 2024, the Company’s major subsidiaries were summarized as follows:

Name of the entity	Date of incorporation	Percentage of ownership	Place of incorporation	Principle business activities
Subsidiaries
Superlative Accelerating Infinite Limited	February 5, 2021	100%	BVI	Investment holding
Sustainable Available Innovative Limited	July 14, 2021	100%	BVI	Investment holding
Silicon Asset Investment Limited	March 3, 2021	100%	Hong Kong	Investment holding
Sustainable Available Innovative Pte. Ltd.	August 18, 2021	100%	Singapore	Investment holding
Sustainable Available Innovative Asia Ltd	August 26, 2021	100%	Republic of Kazakhstan	Investment holding
Hangzhou Dareruohan Technology Co., Ltd.	April 2, 2021	100%	PRC	Research and Development
Nanjing SuannengWuxian Technology Co. Ltd.(1)	June 4, 2020	100%	PRC	Research and Development
SAI US INC.	February 24, 2022	100%	U.S.	Engaged in crypto asset mining business
SAITECH FIN OY	November 16,2021	100%	Finland	Investment holding
Boltbit Limited	March 28, 2023	100%	CAY	Investment holding
Boltbit SG PTE. LTD(Singapore)	July 5, 2023	100%	Singapore	Investment holding
Energism asset investment Limited	January 11, 2023	100%	BVI	Investment holding
Energism General Partner Limited	February 1, 2023	100%	CAY	Investment holding
BOLTBIT US INC	August 16, 2023	100%	U.S.	Engaged in AI related Business
SAITECH LIMITED	February 2, 2021	100%	CAY	Investment holding

(1)	On August 9, 2021, the Company completed the acquisition of Nanjing SuannengWuxian Technology Co. Ltd. (“Nanjing SuannengWuxian”), an entity under common control by one of our principal shareholders. Nanjing SuannengWuxian provides crypto mining service to its customers.